UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2011
                                               ---------------------
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Habrok Capital Management LLP
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Address:   6th Floor, 103 Mount Street
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           London, W1K 2TJ, United Kingdom
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Form 13F File Number:
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   John Evans
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Title:  General Counsel and Compliance Officer
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Phone:  44-20-7851-3924
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Signature,  Place,  and  Date  of  Signing:

/s/ JOHN EVANS                     London, United Kingdom             5/13/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

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Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              10

Form 13F Information Table Value Total:  $      251,860
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE




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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                      VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
SPDR GOLD TRUST             GOLD SHS       78463V107   53,048   379,400 SH       SOLE                  379,400      0    0
BERKSHIRE HATHAWAY INC DEL  CL B NEW       084670702   46,440   555,300 SH       SOLE                  555,300      0    0
DYNEGY INC DEL              COM            26817G300   47,125 8,282,000 SH       SOLE                8,282,000      0    0
BANK OF AMERICA CORPORATION COM            060505104   27,420 2,057,000 SH       SOLE                2,057,000      0    0
AES CORP                    COM            00130H105   24,300 1,869,216 SH       SOLE                1,869,216      0    0
MICROSOFT CORP              COM            594918104   16,306   643,000 SH       SOLE                  643,000      0    0
WELLS FARGO & CO NEW        COM            949746101   15,761   497,200 SH       SOLE                  497,200      0    0
WESTERN DIGITAL CORP        COM            958102105    8,278   222,000 SH       SOLE                  222,000      0    0
CHINA LODGING GROUP LTD     SPONSORED ADR  16949N109    2,675   152,866 SH       SOLE                  152,866      0    0
HARRY WINSTON DIAMOND CORP  COM            41587B100   10,507   650,900 SH       SOLE                  650,900      0    0
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